Debt (Narrative) (Details)				12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 28, 2013 USD ($)	May 02, 2013 USD ($)	Dec. 29, 2012 USD ($)	Dec. 28, 2013 Term loan due 2015 [Member] USD ($)	Dec. 29, 2012 Term loan due 2015 [Member] USD ($)	Dec. 28, 2013 2.50% Senior Notes Due 2016 [Member] USD ($)	Dec. 29, 2012 2.50% Senior Notes Due 2016 [Member] USD ($)	Jun. 30, 2012 2.50% Senior Notes Due 2016 [Member] USD ($)	Dec. 28, 2013 Three point twenty-five percent Senior Notes Due Two Thousand Twenty-three [Member] USD ($)	Apr. 02, 2013 Three point twenty-five percent Senior Notes Due Two Thousand Twenty-three [Member] USD ($)	Dec. 29, 2012 Three point twenty-five percent Senior Notes Due Two Thousand Twenty-three [Member] USD ($)	Dec. 28, 2013 Four point seventy-five percent Senior Notes Due Two Thousand Fourty-three [Member] [Member] USD ($)	Apr. 02, 2013 Four point seventy-five percent Senior Notes Due Two Thousand Fourty-three [Member] [Member] USD ($)	Dec. 29, 2012 Four point seventy-five percent Senior Notes Due Two Thousand Fourty-three [Member] [Member] USD ($)	Dec. 28, 2013 3.75% Senior Notes Due 2014 [Member] USD ($)	Jun. 29, 2013 3.75% Senior Notes Due 2014 [Member] USD ($)	Dec. 29, 2012 3.75% Senior Notes Due 2014 [Member] USD ($)	Dec. 28, 2013 4.875% Senior Notes Due 2019 [Member] USD ($)	Jun. 29, 2013 4.875% Senior Notes Due 2019 [Member] USD ($)	Dec. 29, 2012 4.875% Senior Notes Due 2019 [Member] USD ($)	Dec. 28, 2013 2.20% Senior Notes Due 2013 [Member] USD ($)	Dec. 29, 2012 2.20% Senior Notes Due 2013 [Member] USD ($)	Dec. 28, 2013 1.58% Yen-Denominated Senior Notes Due 2017 [Member] USD ($)	Dec. 28, 2013 1.58% Yen-Denominated Senior Notes Due 2017 [Member] JPY (¥)	Dec. 29, 2012 1.58% Yen-Denominated Senior Notes Due 2017 [Member] USD ($)	Dec. 28, 2013 2.04% Yen-Denominated Senior Notes Due 2020 [Member] USD ($)	Dec. 28, 2013 2.04% Yen-Denominated Senior Notes Due 2020 [Member] JPY (¥)	Dec. 29, 2012 2.04% Yen-Denominated Senior Notes Due 2020 [Member] USD ($)	Dec. 28, 2013 Yen Denominated Credit Facilities [Member] USD ($)	Dec. 28, 2013 Yen Denominated Credit Facilities [Member] JPY (¥)	Dec. 29, 2012 Yen Denominated Credit Facilities [Member] USD ($)	Dec. 28, 2013 Yen Denominated Credit Facility One [Member]	Dec. 28, 2013 Yen Denominated Credit Facility Two [Member]	Dec. 28, 2013 Commercial paper borrowings [Member] USD ($) D	Dec. 29, 2012 Commercial paper borrowings [Member] USD ($)	Dec. 28, 2013 Japan, Yen	Dec. 28, 2013 United States Currency Rate Term loan due 2015 [Member]	Dec. 28, 2013 Scheduled Maturity of May 2018 [Member] Credit Facility [Member] USD ($)	Dec. 28, 2013 Scheduled Maturity of May 2018 [Member] United States Currency Rate Credit Facility [Member]	Dec. 28, 2013 Scheduled Maturity of February 2015 [Member] Credit Facility [Member] USD ($)
Debt Instrument [Line Items]
Expected minimum principal payments in 2014	$ 62,000,000
Expected minimum principal payments in 2015	500,000,000
Expected minimum principal payments in 2016	500,000,000
Expected minimum principal payments in 2017	78,000,000
Expected minimum principal payments in 2018	714,000,000
Expected minimum principal payments thereafter	1,722,000,000
Debt Instrument, Face Amount				500,000,000		500,000,000				900,000,000			700,000,000		700,000,000	700,000,000		500,000,000	500,000,000		450,000,000		78,000,000	8,100,000,000	95,000,000	122,000,000	12,800,000,000	149,000,000
Debt instrument term, years				2 years		5 years			10 years			30 years			5 years			10 years			3 years		7 years	7 years		10 years	10 years
Debt instrument, stated percentage rate						2.50%				3.25%			4.75%		3.75%			4.875%			2.20%		1.58%	1.58%		2.04%	2.04%
Make-whole redemption charge		161,000,000
Debt instrument, due date				Jun. 26, 2015		Jan. 15, 2016			Apr. 15, 2023			Apr. 15, 2043									Sep. 15, 2013		Apr. 28, 2017	Apr. 28, 2017		Apr. 28, 2020	Apr. 28, 2020					Jun. 30, 2014	Mar. 10, 2014					May 31, 2018
Debt Instrument, Description of Variable Rate Basis																																				Yen LIBOR	LIBOR		LIBOR
Debt instrument, effective interest rate						2.54%				3.31%			4.79%
Interest rate swap term, years						5 years
Notional amount interest rate swap designated as a fair value hedge						500,000,000
Proceeds from termination of interest rate swap								24,000,000
Net average interest rate						1.30%
Outstanding balance under yen denominated credit facilities																													62,000,000	6,500,000,000	76,000,000
Maximum borrowing capacity																														11,250,000,000
Debt instrument basis spread				0.50%																												0.275%	0.25%					0.80%
Unused borrowing capacity																																						1,500,000,000		1,500,000,000
Maximum days commercial paper program provides for the issuance of short-term, unsecured commercial paper																																		270
Total Debt	$ 3,580,000,000		$ 3,080,000,000	$ 500,000,000	$ 0	$ 512,000,000	$ 518,000,000		$ 896,000,000		$ 0	$ 696,000,000		$ 0	$ 0		$ 699,000,000	$ 0		$ 496,000,000	$ 0	$ 454,000,000	$ 78,000,000		$ 95,000,000	$ 122,000,000		$ 149,000,000	$ 62,000,000		$ 76,000,000			$ 714,000,000	$ 593,000,000
Weighted average effective interest rate																																		0.24%